Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share basic [abstract]
Summary of Earnings Per Ordinary Share
29 Earnings per ordinary share

Earnings per ordinary share
				Weighted average
				number of ordinary
				shares outstanding
	Amount			during the period			Per ordinary share
	(in EUR million)			(in millions)			(in EUR)
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Basic earnings	3,903	4,761	5,464	3,894.8	3,888.9	3,882.8	1.00	1.22	1.41
Basic earnings from continuing operations	3,903	4,761	5,464				1.00	1.22	1.41

Effect of dilutive instruments:
Stock option and share plans				0.5	1.5	2.8
				0.5	1.5	2.8

Diluted earnings	3,903	4,761	5,464	3,895.3	3,890.4	3,885.6	1.00	1.22	1.41
Diluted earnings from continuing operations	3,903	4,761	5,464				1.00	1.22	1.41